Shareholders' Equity (Details) $ / shares in Units, $ in Thousands				1 Months Ended												12 Months Ended
	Jul. 11, 2018 USD ($) shares	Jan. 10, 2018 USD ($) $ / shares shares	Jan. 04, 2018 $ / shares shares	Jul. 01, 2021 ₪ / shares shares	Nov. 30, 2020	Oct. 31, 2020	Jan. 24, 2020	Jan. 19, 2020 $ / shares	Sep. 30, 2019 USD ($)	Mar. 19, 2019 USD ($) $ / shares shares	Nov. 30, 2018 USD ($) $ / shares shares	May 31, 2018 USD ($) $ / shares shares	Jan. 24, 2018	Sep. 30, 2017 USD ($) $ / shares shares	Aug. 31, 2016 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Jun. 30, 2021 USD ($) shares	May 31, 2019 shares	May 01, 2019 USD ($) shares	Apr. 30, 2019 shares	Apr. 06, 2019 USD ($) shares	Mar. 31, 2019 shares	Nov. 02, 2018 shares	Aug. 03, 2018 shares	May 02, 2018 shares	Oct. 31, 2017 shares
Shareholders' Equity (Details) [Line Items]
Gross proceeds (in Dollars) | $														$ 5,843	$ 2,000
Aggregate shares issued																	1,465,992
Price per share (in Dollars per share) | $ / shares														$ 5.81		$ 10.43	$ 1.36
Warrants purchase																	3,135,572
Warrants purchase, description																(i) Series A Warrants to purchase 1,465,992 ordinary shares exercisable within 18 months, at an exercise price per share of $4.3, (ii) Series B Warrants to purchase 1,465,992 ordinary shares exercisable within 30 months, at an exercise price per share of $6.14, and (iii) Series C Warrants to purchase 203,588 ordinary shares exercisable within 24 months, at an exercise price per share of $4.91. The net proceeds, after deducting closing costs and fees, amounted to $1,960.
Warrants purchase														951,676					127									951,676
Share issued price per share (in Dollars per share) | $ / shares														$ 6.14
Exercise price (in Dollars per share) | $ / shares														$ 6.46			$ 5.54
Costs and fees amounted (in Dollars) | $														$ 5,280
Company’s equity amounted (in Dollars) | $														$ 5,192
Warrants exercise																97,548
Warrants per share (in Dollars per share) | $ / shares																$ 6.21
Series E warrants per share (in Dollars per share) | $ / shares																$ 5.66
Gross proceeds (in Dollars) | $												$ 2,700
Aggregate ordinary shares												184,844
Ordinary per share (in Dollars per share) | $ / shares												$ 14.6
Deducting costs and fees (in Dollars) | $												$ 2,511
Purchase price percentage																30.00%
Additional shares																510,752
Invested agreement (in Dollars) | $										$ 9,941
Aggregate number of shares										1,803,296
Company at a price per share (in Dollars per share) | $ / shares										$ 5.54
Company installments (in Dollars) | $									$ 5,000
Company installments additional (in Dollars) | $									$ 5,000
Warrants percentage																	20.00%
Ordinary shares exercised amount (in Dollars) | $										$ 470									$ 471
Ordinary shares issued																2,332,352
Weighted average volatility																70.00%
Risk free interest rate																1.40%
Dividend yields																0.00%
Weighted average life																5 years
Exercise price per share | (per share)				₪ 0.01				$ 0.003
Purchase ordinary shares			98,120	195,448
Amortized over								5 years
Research and development expenses (in Dollars) | $																$ 196	$ 331	$ 305
Option exercise price (in Dollars per share) | $ / shares			$ 6.1393
General and administrative expenses (in Dollars) | $																$ 1	$ 99	$ 99
Options granted description			a)On January 4, 2018, the Company granted options to purchase 452,496 ordinary shares to its employees and directors at an exercise price of $6.14 per share. These options expire 10 years after their grant date and vest over three years. One third of the options vested upon the first-year anniversary of the grant date and the remainder of the options vested in eight equal quarterly tranches over a period of two years thereafter. For the years ended December 31, 2020 and 2019, the Company recorded an expense of $409 and $469, respectively. For the year ended December 31, 2021, the Company recorded a net reversal of previously recognized expense of $9 due to termination of several employees in respect for such grant.		e)On November 3, 2020, the Company granted options to purchase 107,800 ordinary shares to its employees at an exercise price of $6.14 per share. These options expire 10 years after their grant date and vest over three years in nine tranches. One-third of the options vested on November 3, 2021 and the remainder vest in eight equal quarterly tranches over a period of two years thereafter. For the years ended December 31, 2021 and 2020, the Company recorded an expense of $62 and $14, respectively, in respect for such grant.	d)In October 2020, the Company granted options to purchase ordinary shares to its Chairman of the Board, its current CEO (which served as VP Research and Development before his appointment as CEO) and its former CEO as follow:The Chairman’s options to purchase 556,820 ordinary shares are exercisable at an exercise price of $6.14 per share. The options vest as follows: (1) options to purchase 139,216 ordinary shares vested in one tranche at the end of 12 months from October 13, 2020; and (2) options to purchase 278,388 ordinary shares will vest in the event that the Company generate a cumulative order backlog (as defined in the option agreement) in the amount of not less than $7,000 by the end of 18 months from October 13, 2020; (3) options to purchase 139,216 ordinary shares will vest in the event that the Company reaches a cumulative order backlog of $15,000 by the end of 24 months from October 13, 2020 (including the first cumulative order backlog); and all subject to him serving as the Active Chairman of the Company’s Board of Directors at the time of vesting. In the event that the Company effectuates an IPO, 25% of the remaining options (i.e. 139,216 options) shall be accelerate and considered fully vested immediately prior to the closing of the IPO. The Company’s current CEO options to purchase 61,600 ordinary shares at an exercise price of $6.14 per share vest as follows: (1) options to purchase 30,800 ordinary shares will vest on the condition that the Company generates, no later than October 12, 2022 a cumulative order backlog (as defined in the option agreement) in an amount not less than $10,000; and (2) options to purchase the remaining 30,800 ordinary shares will vest on the condition that the Company generates, no later than October 12, 2024 a cumulative order backlog (as defined above) in an amount not less than $20,000 (including the first cumulative order backlog); and all subject to him serving in his position at the time of vesting. The Company’s former CEO options to purchase 104,720 ordinary shares were forfeited at the end of his employment in December 2020. For the years ended December 31, 2021 and 2020, the Company recorded an expense of $336 and $211, respectively, in respect for such grants.	c)On January 22, 2020, the Company granted options to purchase 671,308 ordinary shares to its employees at an exercise price of $6.14 per share (of which options to purchase 74,580 ordinary shares were to the Company’s former CEO that were forfeited at the end of his employment in December 2020). These options expire 10 years after their grant date and vest over three years in nine tranches. One-third of the options vested on September 18, 2020 and the remainder vest in eight equal quarterly tranches over a period of two years thereafter. For the years ended December 31, 2021 and 2020, the Company recorded an expense of $380 and $812, respectively, in respect for such grant. d)In October 2020, the Company granted options to purchase ordinary shares to its Chairman of the Board, its current CEO (which served as VP Research and Development before his appointment as CEO) and its former CEO as follow: The Chairman’s options to purchase 556,820 ordinary shares are exercisable at an exercise price of $6.14 per share. The options vest as follows: (1) options to purchase 139,216 ordinary shares vested in one tranche at the end of 12 months from October 13, 2020; and (2) options to purchase 278,388 ordinary shares will vest in the event that the Company generate a cumulative order backlog (as defined in the option agreement) in the amount of not less than $7,000 by the end of 18 months from October 13, 2020; (3) options to purchase 139,216 ordinary shares will vest in the event that the Company reaches a cumulative order backlog of $15,000 by the end of 24 months from October 13, 2020 (including the first cumulative order backlog); and all subject to him serving as the Active Chairman of the Company’s Board of Directors at the time of vesting. In the event that the Company effectuates an IPO, 25% of the remaining options (i.e. 139,216 options) shall be accelerate and considered fully vested immediately prior to the closing of the IPO. The Company’s current CEO options to purchase 61,600 ordinary shares at an exercise price of $6.14 per share vest as follows: (1) options to purchase 30,800 ordinary shares will vest on the condition that the Company generates, no later than October 12, 2022 a cumulative order backlog (as defined in the option agreement) in an amount not less than $10,000; and (2) options to purchase the remaining 30,800 ordinary shares will vest on the condition that the Company generates, no later than October 12, 2024 a cumulative order backlog (as defined above) in an amount not less than $20,000 (including the first cumulative order backlog); and all subject to him serving in his position at the time of vesting. The Company’s former CEO options to purchase 104,720 ordinary shares were forfeited at the end of his employment in December 2020. For the years ended December 31, 2021 and 2020, the Company recorded an expense of $336 and $211, respectively, in respect for such grants. e)On November 3, 2020, the Company granted options to purchase 107,800 ordinary shares to its employees at an exercise price of $6.14 per share. These options expire 10 years after their grant date and vest over three years in nine tranches.						b)On June 24, 2018, the Company granted options to purchase 196,504 ordinary shares to its employees and directors at an exercise price of $6.14 per share. These options expire 10 years after their grant date and vest over three years in nine tranches. One third of the options vested upon the first-year anniversary and the reminder vested in eight equal quarterly tranches over a period of two years thereafter. For the years ended December 31, 2021, 2020 and 2019, the Company recorded an expense of $89, $303 and $368, respectively, in respect for such grant. c)On January 22, 2020, the Company granted options to purchase 671,308 ordinary shares to its employees at an exercise price of $6.14 per share (of which options to purchase 74,580 ordinary shares were to the Company’s former CEO that were forfeited at the end of his employment in December 2020). These options expire 10 years after their grant date and vest over three years in nine tranches. One-third of the options vested on September 18, 2020 and the remainder vest in eight equal quarterly tranches over a period of two years thereafter. For the years ended December 31, 2021 and 2020, the Company recorded an expense of $380 and $812, respectively, in respect for such grant. d)In October 2020, the Company granted options to purchase ordinary shares to its Chairman of the Board, its current CEO (which served as VP Research and Development before his appointment as CEO) and its former CEO as follow: The Chairman’s options to purchase 556,820 ordinary shares are exercisable at an exercise price of $6.14 per share. The options vest as follows: (1) options to purchase 139,216 ordinary shares vested in one tranche at the end of 12 months from October 13, 2020; and (2) options to purchase 278,388 ordinary shares will vest in the event that the Company generate a cumulative order backlog (as defined in the option agreement) in the amount of not less than $7,000 by the end of 18 months from October 13, 2020; (3) options to purchase 139,216 ordinary shares will vest in the event that the Company reaches a cumulative order backlog of $15,000 by the end of 24 months from October 13, 2020 (including the first cumulative order backlog); and all subject to him serving as the Active Chairman of the Company’s Board of Directors at the time of vesting. In the event that the Company effectuates an IPO, 25% of the remaining options (i.e. 139,216 options) shall be accelerate and considered fully vested immediately prior to the closing of the IPO. The Company’s current CEO options to purchase 61,600 ordinary shares at an exercise price of $6.14 per share vest as follows: (1) options to purchase 30,800 ordinary shares will vest on the condition that the Company generates, no later than October 12, 2022 a cumulative order backlog (as defined in the option agreement) in an amount not less than $10,000; and (2) options to purchase the remaining 30,800 ordinary shares will vest on the condition that the Company generates, no later than October 12, 2024 a cumulative order backlog (as defined above) in an amount not less than $20,000 (including the first cumulative order backlog); and all subject to him serving in his position at the time of vesting. The Company’s former CEO options to purchase 104,720 ordinary shares were forfeited at the end of his employment in December 2020. For the years ended December 31, 2021 and 2020, the Company recorded an expense of $336 and $211, respectively, in respect for such grants. e)On November 3, 2020, the Company granted options to purchase 107,800 ordinary shares to its employees at an exercise price of $6.14 per share. These options expire 10 years after their grant date and vest over three years in nine tranches.
KB Warrants [Member]
Shareholders' Equity (Details) [Line Items]
Warrants purchase																655,732
Series A [Member]
Shareholders' Equity (Details) [Line Items]
Gross proceeds (in Dollars) | $	$ 1,990	$ 4,255
Warrants purchase	463,056	990,088																								463,056	12,848
Exercise price per share (in Dollars per share) | $ / shares		$ 4.3
Series C [Member]
Shareholders' Equity (Details) [Line Items]
Gross proceeds (in Dollars) | $											$ 913
Warrants purchase											185,856														17,732
Exercise price per share (in Dollars per share) | $ / shares											$ 4.91
Series D [Member]
Shareholders' Equity (Details) [Line Items]
Warrants purchase										214,500				278,916										81,884
Ordinary shares exercised amount (in Dollars) | $																					$ 1,411		$ 1,711
Series E [Member]
Shareholders' Equity (Details) [Line Items]
Warrants purchase																						303,512	434,016
Exercise price per share (in Dollars per share) | $ / shares														$ 672,760
Series B [Member]
Shareholders' Equity (Details) [Line Items]
Warrants purchase																				234,608	1,281,456
Options to employees [Member]
Shareholders' Equity (Details) [Line Items]
Percentage weighted average volatility																	70.00%
Dividend yields																	0.00%
Options expired																	6 years
Options to employees [Member] | Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Risk free interest rate																	0.80%
Options to employees [Member] | Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Risk free interest rate																	1.03%